Segmented Information (Details) - Schedule of consolidated statement of financial position - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Segmented Information (Details) - Schedule of consolidated statement of financial position [Line Items]
Prepaid expenses	$ 154,571	$ 32,030
Due from related party		2,808
Office and equipment, net	158,300	105,166
Right-of use assets	266,268
Total assets	6,650,851	7,792,327
Operating Segments [Member]
Segmented Information (Details) - Schedule of consolidated statement of financial position [Line Items]
Cash and cash equivalents	425,000	3,806,000
Other receivables	54,000	16,000
Prepaid expenses	120,000	32,000
Due from related party		3,000
Loans to Ekidos Minerals LLP		3,178,000
Office and equipment, net	159,000	105,000
Minerals properties	5,035,000	652,000
Right-of use assets	266,000
Other non-current assets	33,000
Prepaid expense non-current	560,000
Total assets	6,651,000	7,792,000
Canada [Member]
Segmented Information (Details) - Schedule of consolidated statement of financial position [Line Items]
Cash and cash equivalents	237,000	3,806,000
Other receivables	19,000	16,000
Prepaid expenses	29,000	32,000
Due from related party		3,000
Loans to Ekidos Minerals LLP		3,178,000
Office and equipment, net	86,000	105,000
Minerals properties
Right-of use assets	266,000
Other non-current assets	33,000
Total assets	670,000	7,140,000
Kazakhstan [Member]
Segmented Information (Details) - Schedule of consolidated statement of financial position [Line Items]
Cash and cash equivalents	188,000
Other receivables	35,000
Prepaid expenses	91,000
Due from related party
Loans to Ekidos Minerals LLP
Office and equipment, net	73,000
Minerals properties	5,035,000	652,000
Right-of use assets
Other non-current assets
Prepaid expense non-current	560,000
Total assets	$ 5,981,000	$ 652,000